Financial Instruments and Risk Management - Derivative and Hedging Instruments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 539.5	$ 562.6
Fair value gain/(loss)	1.2	23.3
Derivative assets	7.4	29.4
Derivative liabilities	6.2	6.1
Forward Currency and Forward Swap Contracts | Foreign currency forwards and swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value gain/(loss)	3.4	(8.8)
Forward Currency and Forward Swap Contracts | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Fair value gain/(loss)		14.5
Forward Currency and Forward Swap Contracts | Cash flow hedges | Foreign currency forwards and swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value gain/(loss)	(2.2)
Canadian dollar
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 195.5	$ 230.8
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.79	0.76
Maximum period in months	12 months	12 months
Fair value gain/(loss)	$ 0.6	$ 11.7
Thai baht
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 109.9	$ 107.7
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.03	0.03
Maximum period in months	12 months	12 months
Fair value gain/(loss)	$ (1.0)	$ 4.7
Malaysian ringgit
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 48.8	$ 48.7
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.24	0.24
Maximum period in months	12 months	12 months
Fair value gain/(loss)	$ 0.2	$ 1.6
Mexican peso
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 23.5	$ 20.1
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.05	0.05
Maximum period in months	12 months	12 months
Fair value gain/(loss)	$ 0.2	$ 1.6
British pound
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars		$ 0.8
Weighted average exchange rate in U.S. dollars (in dollars per share)		1.33
Maximum period in months		4 months
Fair value gain/(loss)		$ 0.1
Chinese renminbi
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 55.2	$ 44.0
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.15	0.15
Maximum period in months	12 months	12 months
Fair value gain/(loss)	$ 1.2	$ 2.8
Euro
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 20.6	$ 39.5
Weighted average exchange rate in U.S. dollars (in dollars per share)	1.14	1.21
Maximum period in months	4 months	10 months
Fair value gain/(loss)	$ 0.6	$ (1.5)
Romanian Leu
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 40.6	$ 28.6
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.23	0.23
Maximum period in months	12 months	12 months
Fair value gain/(loss)	$ (1.1)	$ 2.0
Singapore dollar
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 27.8	$ 27.5
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.74	0.73
Maximum period in months	12 months	12 months
Fair value gain/(loss)	$ 0.0	$ 1.0
Japanese yen
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 11.6	$ 8.0
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.0088	0.01
Maximum period in months	4 months	4 months
Fair value gain/(loss)	$ 0.5	$ (0.2)
Korean won
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 6.0	$ 6.9
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.0008	0.0009
Maximum period in months	4 months	1 month
Fair value gain/(loss)	$ 0.0	$ (0.5)